Trade Receivables	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Trade Receivables
(6) Trade Receivables
Trade receivables are classified as financial assets measured at amortized cost.
Trade receivables as of March 31, 2020 and 2021 consist of the following:

	Yen (millions)
	2020	2021
Trade accounts and notes receivable	¥526,403	¥689,347
Other	118,808	122,988
Allowance for impairment losses	(11,302)	(10,521)

Total	¥633,909	¥801,814

The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2019, 2020 and 2021 are as follows:

	Yen (millions)
	2019	2020	2021
Balance at beginning of year	¥14,389	¥12,555	¥11,302

Remeasurement	¥251	¥589	¥516
Write-offs	(1,590)	(971)	(1,312)
Exchange differences on translating foreign operations	(495)	(871)	15

Balance at end of year	¥12,555	¥11,302	¥10,521